Fair Value Measurements, Assets and Liabilities (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Cash equivalents	$ 64.8	$ 54.6
Bank time deposits	2.0	2.0
Investments in mutual funds and other similar instruments	15.5	7.6
Warrants	2.0	3.4
Insurance contracts	102.1	108.1
Derivative contracts	15.8	13.8
Total Assets	202.2	189.5
Liabilities [Abstract]
Derivative contracts	121.9	41.8
Contingent consideration	3.4	1.9
Total Liabilities	125.3	43.7
Quoted Prices in Active Markets (Level I) [Member]
Assets [Abstract]
Cash equivalents	64.8	54.6
Bank time deposits	2.0	2.0
Investments in mutual funds and other similar instruments	15.5	7.6
Total Assets	82.3	64.2
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Warrants	2.0	3.4
Insurance contracts	102.1	108.1
Derivative contracts	15.8	13.8
Total Assets	119.9	125.3
Liabilities [Abstract]
Derivative contracts	121.9	41.8
Total Liabilities	121.9	41.8
Significant Unobservable Inputs (Level 3) [Member]
Liabilities [Abstract]
Contingent consideration	3.4	1.9
Total Liabilities	$ 3.4	$ 1.9